Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Entity Registrant Name	Neuralstem, Inc.
Entity Central Index Key	0001357459
Trading Symbol	cur
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	Pre-effective Amendment No. 1